Schedule of Investments (unaudited) May 31, 2019	iShares® ESG U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 0.9%
Benchmark Mortgage Trust
Series 2018-B4, Class A5, 4.12%, 07/15/51	$100	$109,376
Series 2019-B11, Class A4, 3.28%, 05/15/52	100	102,835
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 2.87%, 08/15/49	100	100,362
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18, Class ASB, 3.62%, 10/15/47	125	129,374
Series 2014-C19, Class A4, 3.53%, 12/15/47	100	104,256
WFRBS Commercial Mortgage Trust, Series 2012-C09, Class A3, 2.87%, 11/15/45	87	88,567

		634,770

Total Collaterized Mortgage Obligations — 0.9% (Cost: $605,300)		634,770

Corporate Bonds & Notes

Advertising — 0.2%
WPP Finance
2010 3.75%, 09/19/24	50	51,084
4.75%, 11/21/21	100	104,268

		155,352

Aerospace & Defense — 0.8%
Embraer Netherlands Finance BV, 5.40%, 02/01/27	25	27,075
Rockwell Collins Inc. 2.80%, 03/15/22 (Call 02/15/22)	100	100,076
3.20%, 03/15/24 (Call 01/15/24)	35	35,411
3.50%, 03/15/27 (Call 12/15/26)	50	50,481
3.70%, 12/15/23 (Call 09/15/23)	200	206,748
United Technologies Corp. 3.75%, 11/01/46 (Call 05/01/46)	30	28,583
4.50%, 06/01/42	50	53,096
6.05%, 06/01/36	5	6,148
6.13%, 07/15/38	15	18,850

		526,468

Agriculture — 0.7%
Bunge Ltd. Finance Corp. 3.00%, 09/25/22 (Call 08/25/22)	75	74,880
3.50%, 11/24/20	350	353,132
3.75%, 09/25/27 (Call 06/25/27)	20	19,156

		447,168

Auto Manufacturers — 0.1%
Ford Motor Co. 4.75%, 01/15/43	35	28,940
6.63%, 10/01/28	30	32,916
General Motors Co., 5.95%, 04/01/49 (Call 10/01/48)	25	24,447

		86,303

Banks — 4.9%
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25	25	26,206
Banco Bilbao Vizcaya Argentaria SA, 3.00%, 10/20/20	500	501,685
Bank of America Corp. 3.42%, 12/20/28 (Call 12/20/27)(a)	55	54,912
3.59%, 07/21/28 (Call 07/21/27)(a)	15	15,150
3.95%, 01/23/49 (Call 01/23/48)(a)	50	50,368
4.44%, 01/20/48 (Call 01/20/47)(a)	35	37,735
5.00%, 01/21/44	5	5,800
5.88%, 02/07/42	5	6,380
Bank of Montreal, 3.80%, 12/15/32 (Call 12/15/27)(a)	25	24,711

Security	Par (000)	Value

Banks (continued)
Bank of New York Mellon Corp. (The)
3.30%, 08/23/29 (Call 05/23/29)	$50	$50,364
3.44%, 02/07/28 (Call 02/07/27)(a)	20	20,448
3.85%, 04/28/28	15	16,094
Bank of Nova Scotia (The), 4.50%, 12/16/25	35	37,220
Canadian Imperial Bank of Commerce, 3.50%, 09/13/23(b)	150	155,596
Citigroup Inc.
4.45%, 09/29/27	50	52,254
4.65%, 07/30/45	30	33,026
4.65%, 07/23/48 (Call 06/23/48)	50	55,313
8.13%, 07/15/39	5	7,720
Compass Bank
2.88%, 06/29/22 (Call 05/29/22)	350	350,360
3.50%, 06/11/21 (Call 05/11/21)	25	25,340
Cooperatieve Rabobank UA, 5.25%, 05/24/41	25	30,803
Credit Suisse Group Funding Guernsey Ltd., 4.55%, 04/17/26	50	52,949
Goldman Sachs Group Inc. (The)
3.69%, 06/05/28 (Call 06/05/27)(a)	20	20,152
3.85%, 01/26/27 (Call 01/26/26)	120	122,682
4.02%, 10/31/38 (Call 10/31/37)(a)	5	4,954
4.22%, 05/01/29 (Call 05/01/28)(a)	50	51,943
4.75%, 10/21/45 (Call 04/21/45)	35	38,295
6.75%, 10/01/37	35	44,231
HSBC Holdings PLC, 6.10%, 01/14/42	50	66,037
ING Groep NV, 3.95%, 03/29/27	50	51,074
JPMorgan Chase & Co.
3.90%, 01/23/49 (Call 01/23/48)(a)	15	15,017
4.03%, 07/24/48 (Call 07/24/47)(a)	25	25,624
4.26%, 02/22/48 (Call 02/22/47)(a)	50	53,183
KfW
2.13%, 03/07/22	100	100,375
2.38%, 12/29/22	300	304,005
2.88%, 04/03/28	50	52,622
Morgan Stanley
3.59%, 07/22/28 (Call 07/22/27)(a)	50	50,519
3.63%, 01/20/27	35	35,756
3.77%, 01/24/29 (Call 01/24/28)(a)	105	107,206
4.38%, 01/22/47	50	53,185
Northern Trust Corp., 3.95%, 10/30/25	100	106,327
Oesterreichische Kontrollbank AG, 2.38%, 10/01/21	200	201,558
Santander Holdings USA Inc., 4.40%, 07/13/27 (Call 04/14/27)	20	20,426
Sumitomo Mitsui Financial Group Inc.
2.63%, 07/14/26	35	34,350
3.01%, 10/19/26	25	25,094
Toronto-Dominion Bank (The), 3.63%, 09/15/31 (Call 09/15/26)(a)	25	25,031
Westpac Banking Corp.
2.70%, 08/19/26	35	34,502
2.85%, 05/13/26	100	99,387

		3,353,969

Beverages — 2.0%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	25	25,542
4.70%, 02/01/36 (Call 08/01/35)	50	51,654
4.90%, 02/01/46 (Call 08/01/45)	50	51,996
Anheuser-Busch InBev Finance Inc., 4.00%, 01/17/43	5	4,594

1

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® ESG U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Anheuser-Busch InBev Worldwide Inc.
4.75%, 01/23/29 (Call 10/23/28)	$30	$32,645
4.95%, 01/15/42	5	5,235
5.55%, 01/23/49 (Call 07/23/48)	15	17,031
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)(b)	350	351,673
3.50%, 09/18/23 (Call 08/18/23)	350	363,282
4.83%, 07/15/20	250	256,332
Molson Coors Brewing Co.
3.00%, 07/15/26 (Call 04/15/26)	60	58,220
5.00%, 05/01/42	25	25,357
PepsiCo Inc.
2.85%, 02/24/26 (Call 11/24/25)	50	50,374
3.00%, 10/15/27 (Call 07/15/27)	50	50,683
3.45%, 10/06/46 (Call 04/06/46)	25	24,595
4.00%, 03/05/42	5	5,316

		1,374,529

Biotechnology — 0.3%
Amgen Inc., 4.66%, 06/15/51 (Call 12/15/50)	35	36,184
Celgene Corp., 5.00%, 08/15/45 (Call 02/15/45)	20	23,088
Gilead Sciences Inc.
3.65%, 03/01/26 (Call 12/01/25)	100	103,627
4.75%, 03/01/46 (Call 09/01/45)	45	48,510

		211,409

Building Materials — 0.4%
CRH America Inc., 5.75%, 01/15/21	250	260,078
Johnson Controls International PLC
3.75%, 12/01/21 (Call 09/01/21)	3	3,063
3.90%, 02/14/26 (Call 11/14/25)	13	13,480
5.13%, 09/14/45 (Call 03/14/45)	2	2,205
Owens Corning, 4.30%, 07/15/47 (Call 01/15/47)	25	21,099

		299,925

Chemicals — 0.2%
Dow Chemical Co. (The), 4.38%, 11/15/42 (Call 05/15/42)	25	23,728
DowDuPont Inc., 5.32%, 11/15/38 (Call 05/15/38)	40	45,045
International Flavors & Fragrances Inc., 5.00%, 09/26/48 (Call 03/26/48)	25	26,688
LYB International Finance BV, 4.88%, 03/15/44 (Call 09/15/43)	25	24,890
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	5	5,048
5.63%, 11/15/43 (Call 05/15/43)	25	26,009
Sherwin-Williams Co. (The), 4.50%, 06/01/47 (Call 12/01/46)	10	9,914

		161,322

Commercial Services — 1.6%
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	250	248,860
3.25%, 01/14/23 (Call 11/14/22)	150	153,243
4.35%, 12/08/21	450	470,237
RELX Capital Inc., 3.13%, 10/15/22 (Call 07/15/22)	225	227,945

		1,100,285

Computers — 0.6%
Apple Inc.
4.38%, 05/13/45	30	32,707
4.65%, 02/23/46 (Call 08/23/45)	45	51,048
Dell International LLC/EMC Corp., 6.02%, 06/15/26 (Call 03/15/26)(c)	45	48,614

Security	Par (000)	Value

Computers (continued)
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (Call 07/15/25)	$155	$165,379
HP Inc., 6.00%, 09/15/41	15	16,027
International Business Machines Corp.
3.45%, 02/19/26	100	102,219
4.00%, 06/20/42	5	4,948
Seagate HDD Cayman, 5.75%, 12/01/34 (Call 06/01/34)	15	13,890

		434,832

Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co., 4.00%, 08/15/45	5	5,479
Procter & Gamble Co. (The)
2.45%, 11/03/26	20	19,768
5.55%, 03/05/37	45	58,597

		83,844

Distribution & Wholesale — 0.0%
WW Grainger Inc., 4.60%, 06/15/45 (Call 12/15/44)	5	5,470

Diversified Financial Services — 0.3%
American Express Co., 3.00%, 10/30/24 (Call 09/29/24)	30	30,169
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	75	77,038
Brookfield Finance Inc., 4.70%, 09/20/47 (Call 03/20/47)	15	15,280
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	25	26,684
Visa Inc., 3.65%, 09/15/47 (Call 03/15/47)	25	25,701

		174,872

Electric — 2.1%
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	180	180,553
Berkshire Hathaway Energy Co., 3.80%, 07/15/48 (Call 01/15/48)	25	24,566
CMS Energy Corp., 3.45%, 08/15/27 (Call 05/15/27)	50	50,878
Commonwealth Edison Co., 3.65%, 06/15/46 (Call 12/15/45)	10	9,868
Consolidated Edison Co. of New York Inc., 4.50%, 05/15/58 (Call 11/15/57)	35	37,824
Dominion Energy Inc., Series C, 4.90%, 08/01/41 (Call 02/01/41)	25	27,354
Duke Energy Corp., 3.75%, 09/01/46 (Call 03/01/46)	50	46,871
Eversource Energy, Series M, 3.30%, 01/15/28 (Call 10/15/27)	50	50,608
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	20	20,310
4.95%, 06/15/35 (Call 12/15/34)	25	27,482
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	35	38,037
6.25%, 10/01/39	25	29,092
Florida Power & Light Co.
3.13%, 12/01/25 (Call 06/01/25)	100	102,700
5.95%, 02/01/38	35	46,394
NextEra Energy Capital Holdings Inc., 3.55%, 05/01/27 (Call 02/01/27)	120	123,152
NSTAR Electric Co., 3.20%, 05/15/27 (Call 02/15/27)	15	15,287
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	25	24,914
3.70%, 06/15/28 (Call 12/15/27)	50	53,184
Sempra Energy
3.40%, 02/01/28 (Call 11/01/27)	100	98,698
3.80%, 02/01/38 (Call 08/01/37)	50	47,051
Southern California Edison Co.
4.00%, 04/01/47 (Call 10/01/46)	35	33,671
4.65%, 10/01/43 (Call 04/01/43)	5	5,226

2

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® ESG U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Southern Co. (The), 4.40%, 07/01/46 (Call 01/01/46)	$50	$51,278
Southwestern Electric Power Co., Series J, 3.90%, 04/01/45 (Call 10/01/44)	35	34,279
UIL Holdings Corp., 4.63%, 10/01/20	250	255,645

		1,434,922

Electronics — 0.4%
Agilent Technologies Inc., 3.05%, 09/22/26 (Call 06/22/26)	75	72,614
Keysight Technologies Inc., 4.55%, 10/30/24 (Call 07/30/24)	25	26,404
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)	35	36,492
4.90%, 06/15/28 (Call 03/15/28)	15	15,502
Tyco Electronics Group SA, 3.13%, 08/15/27 (Call 05/15/27)	85	83,904

		234,916

Food — 0.6%
Campbell Soup Co.
3.95%, 03/15/25 (Call 01/15/25)	80	81,850
4.15%, 03/15/28 (Call 12/15/27)	30	30,368
General Mills Inc., 4.00%, 04/17/25 (Call 02/17/25)	75	78,725
Kellogg Co.
2.65%, 12/01/23	110	109,883
3.25%, 04/01/26	19	19,018
3.40%, 11/15/27 (Call 08/15/27)	15	14,955
4.30%, 05/15/28 (Call 02/15/28)	50	53,073
Kraft Heinz Foods Co., 4.38%, 06/01/46 (Call 12/01/45)	40	35,180
McCormick & Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)	15	15,147

		438,199

Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	23	24,262
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	25	23,147
6.00%, 11/15/41 (Call 05/15/41)	5	5,636

		53,045

Gas — 0.0%
NiSource Inc., 4.80%, 02/15/44 (Call 08/15/43)	25	27,002

Health Care – Products — 0.1%
Abbott Laboratories, 4.90%, 11/30/46 (Call 05/30/46)	25	29,414
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	35	35,768
4.69%, 12/15/44 (Call 06/15/44)	10	10,696
Medtronic Inc., 4.63%, 03/15/45	5	5,776

		81,654

Health Care – Services — 0.5%
Aetna Inc., 3.88%, 08/15/47 (Call 02/15/47)	15	12,989
Anthem Inc.
4.38%, 12/01/47 (Call 06/01/47)	5	4,989
4.65%, 01/15/43	25	25,866
Cigna Holding Co., 3.88%, 10/15/47 (Call 04/15/47)	35	30,752
HCA Inc.
4.50%, 02/15/27 (Call 08/15/26)	35	36,287
5.25%, 06/15/26 (Call 12/15/25)	100	107,790
Humana Inc., 4.95%, 10/01/44 (Call 04/01/44)	20	20,834
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	40	40,602
Quest Diagnostics Inc., 3.45%, 06/01/26 (Call 03/01/26)	35	35,227

Security	Par (000)	Value

Health Care – Services (continued)
UnitedHealth Group Inc.
4.25%, 03/15/43 (Call 09/15/42)	$5	$5,253
4.75%, 07/15/45	40	45,320

		365,909

Household Products & Wares — 0.1%
Clorox Co. (The), 3.10%, 10/01/27 (Call 07/01/27)	35	35,128

Housewares — 0.0%
Newell Brands Inc., 5.38%, 04/01/36 (Call 10/01/35)	20	19,334

Insurance — 0.6%
American International Group Inc.
4.50%, 07/16/44 (Call 01/16/44)	25	25,197
8.18%, 05/15/68 (Call 05/15/38)(a)	5	6,200
AXA Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)	100	103,645
AXA SA, 8.60%, 12/15/30	20	27,488
Berkshire Hathaway Finance Corp., 4.20%, 08/15/48 (Call 02/15/48)	50	53,390
Berkshire Hathaway Inc., 4.50%, 02/11/43	35	39,002
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	15	11,920
Marsh & McLennan Companies Inc., 4.20%, 03/01/48 (Call 09/01/47)	20	20,233
MetLife Inc., 4.05%, 03/01/45	20	20,623
Prudential Financial Inc., 4.60%, 05/15/44	35	38,736
Sompo International Holdings Ltd., 7.00%, 07/15/34	25	31,968
Travelers Companies Inc. (The)
4.00%, 05/30/47 (Call 11/30/46)	5	5,259
4.60%, 08/01/43	35	39,843

		423,504

Lodging — 0.3%
Sands China Ltd., 5.40%, 08/08/28 (Call 05/08/28)	200	209,326

Machinery — 0.2%
Caterpillar Inc., 5.20%, 05/27/41	25	30,760
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	5	4,924
4.50%, 08/15/23	85	87,576

		123,260

Manufacturing — 1.4%
3M Co.
2.00%, 06/26/22	250	248,005
2.25%, 03/15/23 (Call 02/15/23)	450	447,458
3.00%, 08/07/25	175	178,360
General Electric Co.
5.88%, 01/14/38	35	38,472
6.88%, 01/10/39	5	6,107
Ingersoll-Rand Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)	45	46,327

		964,729

Media — 0.6%
CBS Corp., 4.90%, 08/15/44 (Call 02/15/44)	10	10,242
Charter Communications Operating LLC/Charter Communications Operating Capital
6.38%, 10/23/35 (Call 04/23/35)	45	50,424
6.48%, 10/23/45 (Call 04/23/45)	25	28,133
Comcast Corp.
3.40%, 07/15/46 (Call 01/15/46)	30	27,282
4.60%, 08/15/45 (Call 02/15/45)	30	32,604
4.95%, 10/15/58 (Call 04/15/58)	25	28,642
6.45%, 03/15/37	30	39,135

3

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® ESG U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Discovery Communications LLC
5.00%, 09/20/37 (Call 03/20/37)	$5	$4,976
5.20%, 09/20/47 (Call 03/20/47)(b)	25	25,048
Time Warner Cable LLC, 7.30%, 07/01/38	35	40,872
Viacom Inc., 4.38%, 03/15/43	25	23,320
Walt Disney Co. (The), 7.75%, 12/01/45(c)	25	40,390
Warner Media LLC, 4.65%, 06/01/44 (Call 12/01/43)	35	34,677

		385,745

Mining — 0.0%
Newmont Goldcorp Corp., 4.88%, 03/15/42 (Call 09/15/41)	25	26,006

Oil & Gas — 0.8%
Anadarko Petroleum Corp., 6.20%, 03/15/40	15	17,894
Apache Corp., 4.75%, 04/15/43 (Call 10/15/42)	25	23,813
Burlington Resources LLC, 7.40%, 12/01/31	5	6,824
Cenovus Energy Inc.
5.25%, 06/15/37 (Call 12/15/36)	25	24,698
6.75%, 11/15/39	5	5,590
ConocoPhillips, 6.50%, 02/01/39	25	34,154
ConocoPhillips Co., 4.95%, 03/15/26 (Call 12/15/25)	105	117,809
Devon Energy Corp., 5.00%, 06/15/45 (Call 12/15/44)	25	27,217
Ecopetrol SA
5.88%, 05/28/45	15	15,423
7.38%, 09/18/43	20	24,295
Encana Corp., 6.63%, 08/15/37	25	29,978
Equinor ASA
4.80%, 11/08/43	5	5,895
5.10%, 08/17/40	35	41,984
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)	75	75,001
Noble Energy Inc., 5.25%, 11/15/43 (Call 05/15/43)	25	26,247
Petroleos Mexicanos, 6.35%, 02/12/48	75	65,689
Suncor Energy Inc., 6.50%, 06/15/38	5	6,447

		548,958

Oil & Gas Services — 0.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 3.34%, 12/15/27 (Call 09/15/27)	75	73,603
Halliburton Co., 7.45%, 09/15/39	25	33,240

		106,843

Pharmaceuticals — 0.8%
AbbVie Inc.
4.50%, 05/14/35 (Call 11/14/34)	25	24,950
4.70%, 05/14/45 (Call 11/14/44)	25	24,507
AstraZeneca PLC
3.13%, 06/12/27 (Call 03/12/27)	75	74,693
6.45%, 09/15/37	5	6,445
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	10	9,952
3.41%, 06/15/27 (Call 03/15/27)	75	72,563
3.75%, 09/15/25 (Call 06/15/25)	25	25,417
4.37%, 06/15/47 (Call 12/15/46)	10	8,910
4.50%, 11/15/44 (Call 05/15/44)	15	13,675
Cigna Corp., 4.38%, 10/15/28 (Call 07/15/28)(c)	30	31,426
CVS Health Corp.
4.30%, 03/25/28 (Call 12/25/27)	30	30,858
4.78%, 03/25/38 (Call 09/25/37)	25	24,943
5.05%, 03/25/48 (Call 09/25/47)	35	35,582
Eli Lilly & Co., 4.15%, 03/15/59 (Call 09/15/58)	25	26,416
Johnson & Johnson, 3.70%, 03/01/46 (Call 09/01/45)	5	5,177
Merck & Co. Inc., 4.00%, 03/07/49 (Call 09/07/48)	25	26,649
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	15	14,715

Security	Par (000)	Value

Pharmaceuticals (continued)
4.50%, 11/13/25 (Call 08/13/25)	$100	$108,094

		564,972

Pipelines — 0.6%
Enterprise Products Operating LLC
4.25%, 02/15/48 (Call 08/15/47)	50	48,999
4.90%, 05/15/46 (Call 11/15/45)	10	10,749
5.10%, 02/15/45 (Call 08/15/44)	5	5,498
Kinder Morgan Energy Partners LP
6.38%, 03/01/41	5	5,824
6.50%, 09/01/39	5	5,884
6.95%, 01/15/38	25	30,787
Kinder Morgan Inc./DE, 5.55%, 06/01/45 (Call 12/01/44)	25	27,088
MPLX LP, 4.70%, 04/15/48 (Call 10/15/47)	25	23,948
ONEOK Inc., 6.00%, 06/15/35	25	27,491
ONEOK Partners LP, 6.13%, 02/01/41 (Call 08/01/40)	25	28,115
Phillips 66 Partners LP, 4.90%, 10/01/46 (Call 04/01/46)	25	25,803
Spectra Energy Partners LP, 4.50%, 03/15/45 (Call 09/15/44)	25	25,716
TransCanada PipeLines Ltd.
4.88%, 05/15/48 (Call 11/15/47)	25	26,580
6.20%, 10/15/37	50	59,780
7.25%, 08/15/38	5	6,628
Williams Companies Inc. (The), 6.30%, 04/15/40	25	29,185

		388,075

Real Estate — 0.1%
CBRE Services Inc., 5.25%, 03/15/25 (Call 12/15/24)	40	43,787

Real Estate Investment Trusts — 0.5%
American Tower Corp.
4.00%, 06/01/25 (Call 03/01/25)	100	103,999
4.40%, 02/15/26 (Call 11/15/25)	20	21,229
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	60	57,770
3.65%, 02/01/26 (Call 11/03/25)	20	20,449
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)	15	15,162
Liberty Property LP, 3.75%, 04/01/25 (Call 01/01/25)	25	25,634
Prologis LP, 3.75%, 11/01/25 (Call 08/01/25)	75	78,985

		323,228

Retail — 0.8%
AutoNation Inc., 3.80%, 11/15/27 (Call 08/15/27)	35	33,529
Best Buy Co. Inc., 5.50%, 03/15/21 (Call 12/15/20)	350	364,297
Home Depot Inc. (The)
3.50%, 09/15/56 (Call 03/15/56)	50	46,697
5.95%, 04/01/41 (Call 10/01/40)	50	65,238
McDonald’s Corp., 6.30%, 03/01/38	25	31,698
Target Corp., 3.63%, 04/15/46	25	24,296

		565,755

Semiconductors — 0.3%
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)	20	20,405
4.35%, 04/01/47 (Call 10/01/46)	15	16,045
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	75	73,929
4.10%, 05/11/47 (Call 11/11/46)	30	31,522
NVIDIA Corp., 3.20%, 09/16/26 (Call 06/16/26)	70	70,032

		211,933

Software — 2.4%
Autodesk Inc., 4.38%, 06/15/25 (Call 03/15/25)	50	52,436
Microsoft Corp.
4.25%, 02/06/47 (Call 08/06/46)	25	28,346

4

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® ESG U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
2.00%, 08/08/23 (Call 06/08/23)	$150	$148,014
2.13%, 11/15/22	100	99,573
2.38%, 05/01/23 (Call 02/01/23)	100	100,321
2.40%, 08/08/26 (Call 05/08/26)	50	49,169
2.65%, 11/03/22 (Call 09/03/22)	100	101,306
2.70%, 02/12/25 (Call 11/12/24)	130	131,386
2.88%, 02/06/24 (Call 12/06/23)	210	214,511
3.13%, 11/03/25 (Call 08/03/25)	200	206,874
3.30%, 02/06/27 (Call 11/06/26)	70	72,866
3.63%, 12/15/23 (Call 09/15/23)	100	105,168
Oracle Corp.
3.80%, 11/15/37 (Call 05/15/37)	25	25,094
4.00%, 07/15/46 (Call 01/15/46)	40	40,229
6.50%, 04/15/38	30	40,417
salesforce.com Inc.
3.25%, 04/11/23 (Call 03/11/23)	100	102,669
3.70%, 04/11/28 (Call 01/11/28)	70	74,123
VMware Inc., 3.90%, 08/21/27 (Call 05/21/27)	20	19,762

		1,612,264

Telecommunications — 1.4%
AT&T Inc.
4.30%, 12/15/42 (Call 06/15/42)	20	18,980
4.50%, 03/09/48 (Call 09/09/47)	50	48,380
4.75%, 05/15/46 (Call 11/15/45)	50	49,822
5.25%, 03/01/37 (Call 09/01/36)	50	53,667
5.55%, 08/15/41	5	5,542
6.38%, 03/01/41	5	5,978
Cisco Systems Inc., 5.50%, 01/15/40	25	31,929
Motorola Solutions Inc., 4.60%, 02/23/28 (Call 11/23/27)	25	25,791
Orange SA
4.13%, 09/14/21	400	414,988
9.00%, 03/01/31	25	37,013
Rogers Communications Inc., 5.00%, 03/15/44 (Call 09/15/43)	25	28,075
Telefonica Emisiones SA, 7.05%, 06/20/36	25	31,017
Verizon Communications Inc.
4.52%, 09/15/48	25	26,441
5.25%, 03/16/37	50	57,584
Vodafone Group PLC
4.13%, 05/30/25	25	25,940
4.38%, 05/30/28	30	31,264
5.25%, 05/30/48	25	26,097
6.15%, 02/27/37	35	40,235

		958,743

Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.50%, 09/15/27 (Call 06/15/27)	25	25,014

Transportation — 0.3%
CSX Corp., 4.65%, 03/01/68 (Call 09/01/67)	35	35,552
FedEx Corp., 4.75%, 11/15/45 (Call 05/15/45)	35	35,246
Kansas City Southern, 4.70%, 05/01/48 (Call 11/01/47)	25	26,620
Norfolk Southern Corp., 4.05%, 08/15/52 (Call 02/15/52)	35	35,143
Union Pacific Corp., 4.50%, 09/10/48 (Call 03/10/48)	40	43,480
United Parcel Service Inc., 3.75%, 11/15/47 (Call 05/15/47)	25	24,205

		200,246

Total Corporate Bonds & Notes — 27.4% (Cost: $17,982,689)		18,788,245

Security	Par (000)	Value

Foreign Government Obligations(d)

Canada — 0.6%
Hydro-Quebec, Series HH, 8.50%, 12/01/29	$250	$376,437

Colombia — 0.1%
Colombia Government International Bond, 10.38%, 01/28/33	50	77,611

Mexico — 0.4%
Mexico Government International Bond 4.35%, 01/15/47	100	94,015
4.75%, 03/08/44	50	49,621
5.75%, 10/12/10	10	10,309
6.05%, 01/11/40	100	114,556
8.30%, 08/15/31	5	6,876

		275,377

Panama — 0.1%
Panama Government International Bond, 6.70%, 01/26/36	25	33,060

Peru — 0.0%
Peruvian Government International Bond, 5.63%, 11/18/50	25	32,756

Supranational — 1.6%
Inter-American Development Bank 2.38%, 07/07/27	65	65,799
3.20%, 08/07/42	5	5,354
International Bank for Reconstruction & Development
1.75%, 04/19/23	250	247,895
2.00%, 10/30/20 (Call 07/30/19)	350	348,292
2.13%, 02/13/23	45	45,284
2.50%, 11/25/24	30	30,708
2.50%, 07/29/25	260	265,959
2.50%, 11/22/27	115	117,757

		1,127,048

Uruguay — 0.1%
Uruguay Government International Bond, 5.10%, 06/18/50	40	43,039

Total Foreign Government Obligations — 2.9% (Cost: $1,857,649)		1,965,328

Municipal Debt Obligations

California — 0.1%
State of California GO BAB, 7.55%, 04/01/39	35	54,862

Illinois — 0.1%
State of Illinois GO, 5.10%, 06/01/33(b)	95	97,971

Total Municipal Debt Obligations — 0.2% (Cost: $140,881)		152,833

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 28.7%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/32	264	264,442
3.00%, 09/01/46	892	902,947
3.50%, 05/01/33	57	59,216

5

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® ESG U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 06/01/34	$100	$103,018
3.50%, 10/01/42	29	30,019
3.50%, 10/01/44	49	50,290
3.50%, 09/01/47	74	76,038
3.50%, 02/01/48	25	25,337
3.50%, 03/01/48	26	26,390
3.50%, 06/01/48	49	50,081
4.00%, 09/01/45	24	25,427
4.00%, 02/01/48	23	24,067
4.00%, 12/01/48	47	48,936
4.00%, 01/01/49	49	50,289
4.00%, 06/01/49	27	27,928
4.50%, 10/01/48	51	54,518
Federal National Mortgage Association
2.50%, 06/01/32	388	388,957
2.50%, 06/01/34(e)	200	200,066
2.50%, 06/01/49(e)	60	59,039
3.00%, 08/01/32	340	345,028
3.00%, 06/01/34(e)	650	659,293
3.00%, 11/01/46	1,184	1,194,105
3.50%, 11/01/33	128	131,595
3.50%, 06/01/34(e)	200	205,440
3.50%, 09/01/46	1,058	1,089,365
3.50%, 02/01/48	1,677	1,716,467
3.50%, 06/01/49(e)	67	68,327
4.00%, 07/01/33	58	60,524
4.00%, 06/01/34(e)	125	129,142
4.00%, 01/01/46	733	769,986
4.00%, 08/01/47	1,197	1,248,620
4.00%, 12/01/48	26	26,943
4.00%, 06/01/49(e)	421	434,485
4.50%, 10/01/47	25	27,248
4.50%, 10/01/48	469	498,203
4.50%, 05/01/49	77	80,606
4.50%, 06/01/49(e)	655	684,270
5.00%, 06/01/48	430	466,013
5.00%, 04/01/49	37	38,772
5.00%, 06/01/49(e)	88	92,895
5.50%, 06/01/49(e)	50	53,468
FHLMC Multifamily Structured Pass Through Certificates
Series K033, Class A2, 3.06%, 07/25/23(f)	225	231,352
Series K047, Class A2, 3.33%, 05/25/25 (Call 05/11/25)(f)	200	209,662
Series K048, Class A2, 3.28%, 06/25/25(f)	225	235,339
Series K062, Class A2, 3.41%, 12/25/26	100	105,651
Government National Mortgage Association
2.50%, 06/01/49(e)	5	4,973
3.00%, 04/20/46	49	49,797
3.00%, 08/20/46	944	959,072
3.00%, 03/20/47	33	33,200
3.00%, 06/01/49(e)	567	575,195
3.50%, 09/20/42	100	103,377
3.50%, 12/20/42	85	88,519
3.50%, 11/20/46	34	35,341
3.50%, 01/20/47	33	34,551
3.50%, 06/20/47	36	36,878

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 08/20/47	$272	$281,007
3.50%, 06/01/49(e)	1,591	1,635,312
4.00%, 04/20/48	23	23,900
4.00%, 08/20/48	170	175,870
4.00%, 06/01/49(e)	1,352	1,398,369
4.50%, 06/20/48	190	197,481
4.50%, 08/20/48	29	30,565
4.50%, 12/20/48	36	37,143
4.50%, 01/20/49	25	25,699
4.50%, 02/20/49	38	39,234
4.50%, 03/20/49	25	25,892
4.50%, 06/01/49(e)	226	235,031
5.00%, 04/20/48	43	44,732
5.00%, 05/20/48	22	23,206
5.00%, 11/20/48	26	27,483
5.00%, 06/01/49(e)	227	237,250

		19,628,881

U.S. Government Obligations — 37.7%
U.S. Treasury Note/Bond
1.13%, 09/30/21	2,500	2,456,055
1.38%, 08/31/20	1,700	1,684,395
1.38%, 09/30/23	2,050	2,002,113
1.63%, 02/15/26	1,500	1,462,734
1.75%, 05/15/23	1,000	993,203
1.88%, 05/31/22	300	299,719
1.88%, 09/30/22	500	499,648
2.00%, 02/15/22	1,800	1,804,359
2.00%, 04/30/24	780	781,767
2.00%, 02/15/25	650	650,660
2.13%, 12/31/22	650	654,774
2.13%, 02/29/24	850	856,906
2.25%, 01/31/24	500	506,719
2.25%, 02/15/27	100	101,328
2.25%, 08/15/27	150	151,781
2.25%, 11/15/27	230	232,588
2.38%, 04/15/21	1,000	1,007,227
2.50%, 02/15/45	1,100	1,084,359
2.50%, 05/15/46	900	885,516
2.63%, 05/15/21	1,800	1,822,570
2.63%, 02/15/29	700	729,422
2.75%, 09/15/21	500	509,336
2.75%, 02/15/28	1,025	1,076,731
2.88%, 08/15/28	100	106,203
2.88%, 05/15/43	400	423,000
3.00%, 08/15/48	400	433,750
3.00%, 02/15/49	100	108,641
3.38%, 05/15/44	550	632,500
3.63%, 02/15/44	70	83,672
3.75%, 11/15/43	300	365,344
4.38%, 02/15/38	1,000	1,305,781
4.63%, 02/15/40	100	135,734

		25,848,535

Total U.S. Government & Agency Obligations — 66.4% (Cost: $43,703,225)		45,477,416

6

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® ESG U.S. Aggregate Bond ETF

	Shares	Value

Short-Term Investments

Money Market Funds — 11.4%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 2.53%(g)(h)	7,465	7,468,395
BlackRock Cash Funds: Treasury,
SL Agency Shares, 2.33%(g)(h)(i)	374	373,690

		7,842,085

Total Short-Term Investments — 11.4% (Cost: $7,841,203)		7,842,085

Total Investments in Securities — 109.2% (Cost: $72,130,947)		74,860,677

Other Assets, Less Liabilities — (9.2)%		(6,316,220)

Net Assets — 100.0%		$68,544,457

(a)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	U.S. dollar denominated security issued by foreign domiciled entity.
(e)	TBA transaction.
(f)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 05/31/19 (000)	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,596	2,869	7,465	$7,468,395	$32,244		$18	$(87)
BlackRock Cash Funds: Treasury, SL Agency Shares	218	156	374	373,690	747	(a)	—	—

				$7,842,085	$32,991		$18	$(87)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Collaterized Mortgage Obligations	$—	$634,770	$—	$634,770
Corporate Bonds & Notes	—	18,788,245	—	18,788,245
Foreign Government Obligations	—	1,965,328	—	1,965,328
Municipal Debt Obligations	—	152,833	—	152,833
U.S. Government & Agency Obligations	—	45,477,416	—	45,477,416
Money Market Funds	7,842,085	—	—	7,842,085

	$7,842,085	$67,018,592	$—	$74,860,677

Portfolio Abbreviations — Fixed Income

BAB	Build America Bond

GO	General Obligation

7